Retirement Plans - Weighted Average Assumptions Used In Benefit Obligation (Detail) (Pension Plans, Defined Benefit [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Plans, Defined Benefit [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Discount rate	3.60%	4.13%	5.28%
Rate of compensation increase
Measurement date	12/31/2012	12/31/2011	12/31/2010